Intangible Assets (Tables)	3 Months Ended
Apr. 30, 2022
Schedule of intangible assets

Intangible assets consisted of the following (in thousands):

	April 30, 2022 (Successor)				January 31, 2022 (Successor)
	Gross			Net	Gross			Net
	Carrying	Accumulated		Carrying	Carrying	Accumulated		Carrying
	Amount	Amortization		Amount	Amount	Amortization		Amount
Developed software/ courseware	$363,842		$62,522	$301,320	$300,771		$43,687	$257,084
Customer contracts/ relationships	342,300		17,917	324,383	332,300		10,436	321,864
Vendor relationships	43,900		25,492	18,408	 43,900		21,219	 22,681
Trademarks and trade names	45,500		327	45,173	3,900		373	3,527
Publishing rights	41,100		7,284	33,816	41,100		5,229	35,871
Backlog	49,700		11,874	37,826	49,700		4,906	44,794
Skillsoft trademark	84,700		—	84,700	84,700		—	84,700
Global Knowledge trademark	25,400		2,808	22,592	 25,400		2,062	 23,338
Total	$996,442		$128,224	$868,218	$881,771		$87,912	$793,859

Schedule of amortization expense related to the existing finite-lived intangible assets

Amortization expense related to the existing finite-lived intangible assets is expected to be as follows (in thousands):

Fiscal Year	Amortization Expense
2023 (remaining 9 months)	$129,296
2024	150,855
2025	130,179
2026	126,268
2027	80,415
Thereafter	166,505
Total	$783,518

Schedule of goodwill

A roll forward of goodwill is as follows:

Description	Skillsoft	GK	Consolidated
Goodwill, net January 31, 2022 (Successor)	$680,500	$115,311	$795,811
Foreign currency translation adjustment	(102)	(730)	(832)
Acquisition of Codecademy	309,967	—	309,967
Measurement period adjustments	—	(614)	(614)
Goodwill, net April 30, 2022 (Successor)	$990,365	$113,967	$1,104,332